Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Income and Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income from unconsolidated subsidiary									$ 236	$ 237	$ 249
Other non-interest income									202	237	251
Non-interest expense	3,495	3,338	3,401	3,336	3,432	3,349	3,330	3,035	13,570	13,146	13,077
Income Tax Expense (Benefit)	170	154	131	70	46	60	62	337	525	505	978
Net income	1,092	1,058	1,163	903	967	1,019	1,009	1,006	4,216	4,001	3,648
Comprehensive income									3,678	3,761	4,485
Parent Company [Member]
Interest and dividends on investment securities available for sale									32	28	41
Dividends from bank subsidiary									3,691	4,290	2,793
Income from unconsolidated subsidiary									236	237	249
Other non-interest income									1
Total income									3,960	4,555	3,083
Non-interest expense									132	140	80
Total expense									132	140	80
Income before income taxes (benefit) and equity in undistributed net income of subsidiary									3,828	4,415	3,003
Income Tax Expense (Benefit)									25	23	47
Income before equity in undistributed net income of subsidiary									3,803	4,392	2,956
Undistributed net income of subsidiary									413	(391)	692
Net income									4,216	4,001	3,648
Comprehensive income									$ 3,678	$ 3,761	$ 4,485